Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 20% Portfolio

March 31, 2021

VF20-QTLY-0521
1.847118.114

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 28.8%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	535,250	$4,571,033
Fidelity Contrafund (a)	273,664	4,597,550
Fidelity Emerging Asia Fund (a)	47,964	3,267,781
Fidelity Emerging Markets Discovery Fund (a)	214,711	3,742,413
Fidelity Emerging Markets Fund (a)	403,530	18,776,241
Fidelity Equity-Income Fund (a)	126,465	8,469,372
Fidelity Europe Fund (a)	46,008	2,016,981
Fidelity Global Commodity Stock Fund (a)	594,020	8,945,946
Fidelity International Capital Appreciation Fund (a)	156,522	4,326,280
Fidelity International Discovery Fund (a)	81,887	4,488,234
Fidelity International Enhanced Index Fund (a)	357,265	3,854,894
Fidelity International Small Cap Fund (a)	71,625	2,355,028
Fidelity International Small Cap Opportunities Fund (a)	104,525	2,563,991
Fidelity International Value Fund (a)	336,364	3,054,181
Fidelity Large Cap Value Enhanced Index Fund (a)	161,497	2,562,956
Fidelity Low-Priced Stock Fund (a)	196,841	10,895,170
Fidelity Overseas Fund (a)	327,558	19,804,159
Fidelity Pacific Basin Fund (a)	46,294	2,061,935
Fidelity Real Estate Investment Portfolio (a)	288,581	12,256,037
Fidelity Stock Selector All Cap Fund (a)	2,213,506	133,629,380
Fidelity U.S. Low Volatility Equity Fund (a)	596,655	6,539,342
Fidelity Value Discovery Fund (a)	117,618	4,196,605
TOTAL EQUITY FUNDS
(Cost $204,343,084)		266,975,509

Fixed-Income Funds - 50.7%
Fidelity High Income Fund (a)	1,425,769	12,332,903
Fidelity Inflation-Protected Bond Index Fund (a)	3,598,697	39,117,841
Fidelity Long-Term Treasury Bond Index Fund (a)	824,534	11,329,103
Fidelity New Markets Income Fund (a)	599,759	8,582,551
Fidelity U.S. Bond Index Fund (a)	33,383,432	399,265,845
TOTAL FIXED-INCOME FUNDS
(Cost $449,927,047)		470,628,243

Money Market Funds - 20.2%
Fidelity Cash Central Fund 0.06% (b)
(Cost $187,305,328)	187,267,875	187,305,328
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.09% 4/1/21 to 6/24/21 (c)
(Cost $3,319,853)	3,320,000	3,319,929
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $844,895,312)		928,229,009
NET OTHER ASSETS (LIABILITIES) - (0.1)%(d)		(511,422)
NET ASSETS - 100%		$927,717,587

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	258	June 2021	$51,179,460	$(445,460)	$(445,460)
ICE E-mini MSCI EAFE Index Contracts (United States)	61	June 2021	6,685,600	32,406	32,406
TOTAL FUTURES CONTRACTS					$(413,054)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 7.0%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,189,929.

 (d) Includes $130,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$39,185
Total	$39,185

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$1,392,764	$2,992,048	$--	$--	$--	$186,221	$4,571,033
Fidelity Contrafund	4,482,861	163,595	56,167	107,173	(533)	7,794	4,597,550
Fidelity Emerging Asia Fund	2,999,210	356,468	65,535	--	(1,111)	(21,251)	3,267,781
Fidelity Emerging Markets Discovery Fund	3,303,958	432,720	114,848	--	(539)	121,122	3,742,413
Fidelity Emerging Markets Fund	16,877,792	2,083,265	473,464	--	(3,957)	292,605	18,776,241
Fidelity Equity-Income Fund	7,761,240	336,575	209,201	125,418	3,026	577,732	8,469,372
Fidelity Europe Fund	1,950,677	49,379	50,966	--	585	67,306	2,016,981
Fidelity Global Commodity Stock Fund	3,960,950	4,666,190	261,345	--	837	579,314	8,945,946
Fidelity Gold Portfolio	6,248,402	141,895	5,651,271	--	616,443	(1,355,469)	--
Fidelity High Income Fund	12,339,428	415,832	294,574	127,340	(1,197)	(126,586)	12,332,903
Fidelity Inflation-Protected Bond Index Fund	39,753,453	982,269	1,001,540	1,421	(5,371)	(610,970)	39,117,841
Fidelity International Capital Appreciation Fund	4,338,879	109,996	114,454	--	451	(8,592)	4,326,280
Fidelity International Discovery Fund	4,351,505	109,996	114,454	--	4,012	137,175	4,488,234
Fidelity International Enhanced Index Fund	3,671,290	98,470	101,322	--	1,369	185,087	3,854,894
Fidelity International Small Cap Fund	2,194,409	55,897	57,026	--	893	160,855	2,355,028
Fidelity International Small Cap Opportunities Fund	2,519,597	56,347	--	--	--	(11,953)	2,563,991
Fidelity International Value Fund	2,850,801	73,775	76,410	--	1,228	204,787	3,054,181
Fidelity Japan Fund	1,813,405	15,305	1,899,259	--	601,426	(530,877)	--
Fidelity Japan Smaller Companies Fund	1,017,772	--	1,015,552	--	383,005	(385,225)	--
Fidelity Large Cap Value Enhanced Index Fund	2,270,392	107,188	106,946	--	2,214	290,108	2,562,956
Fidelity Long-Term Treasury Bond Index Fund	13,643,127	1,937,221	2,295,611	67,127	(344,963)	(1,610,671)	11,329,103
Fidelity Low-Priced Stock Fund	9,567,254	247,192	245,090	--	(2,040)	1,327,854	10,895,170
Fidelity New Markets Income Fund	8,956,865	333,853	235,659	103,060	(5,709)	(466,799)	8,582,551
Fidelity Overseas Fund	19,485,340	517,070	533,822	--	7,177	328,394	19,804,159
Fidelity Pacific Basin Fund	2,032,387	49,379	50,966	--	166	30,969	2,061,935
Fidelity Real Estate Investment Portfolio	4,510,431	7,281,779	192,964	290	7,489	649,302	12,256,037
Fidelity Stock Selector All Cap Fund	131,600,933	1,726,693	7,753,687	--	504,940	7,550,501	133,629,380
Fidelity U.S. Bond Index Fund	400,250,902	28,955,590	13,998,355	1,853,391	(154,870)	(15,787,422)	399,265,845
Fidelity U.S. Low Volatility Equity Fund	6,403,594	141,814	143,360	--	494	136,800	6,539,342
Fidelity Value Discovery Fund	3,782,177	107,188	106,946	--	2,045	412,141	4,196,605
Total	$726,331,795	$54,544,989	$37,220,794	$2,385,220	$1,617,510	$(7,669,748)	$737,603,752

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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